Acquisitions - Narrative (Details) $ / shares in Units, € in Thousands		11 Months Ended	12 Months Ended
	Jan. 30, 2025 USD ($) shares Product $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 12, 2025 USD ($)	Mar. 12, 2025 EUR (€)	Jan. 28, 2025 USD ($)
RLS
Disclosure of detailed information about business combination [line items]
Total consideration						$ 240,921,000
Cash paid						225,171,000
Contingent or deferred consideration						15,750,000
Revenue of acquiree since acquisition date		$ 170,088,000
Net loss of acquiree since acquisition date		$ 8,767,000
Revenue of combined entity as if combination occurred at beginning of period			$ 13,607,000
Net loss of combined entity as if combination occurred at beginning of period			1,484,000
Intangible assets						$ 806,000
RLS | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments			13,173,000
RLS | Working capital
Disclosure of detailed information about business combination [line items]
Measurement period adjustments			(2,816,000)
RLS | Deferred tax asset
Disclosure of detailed information about business combination [line items]
Measurement period adjustments			$ (10,357,000)
ImaginAb
Disclosure of detailed information about business combination [line items]
Total consideration	$ 67,116,000
Cash paid	10,000,000
Equity issued	$ 29,895,000
Number of shares outstanding (in shares) | shares	2,053,311
Share price (in dollars per share) | $ / shares	$ 14.56
Deferred payment	$ 3,472,000
Maximum deferred payment	$ 4,000,000
Indemnity period (in months)	15 months
Payables recognised as of acquisition date	$ 185,000,000
Number of products developed | Product	4
Performance rights issued	$ 23,160,000
ImaginAb | Maximum
Disclosure of detailed information about business combination [line items]
Contingent or deferred consideration	60,000,000
ImaginAb | Intellectual property
Disclosure of detailed information about business combination [line items]
Intangible assets	25,866,000
ImaginAb | Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 41,145,000
FAP Targeting
Disclosure of detailed information about business combination [line items]
Total consideration				$ 10,906,000
Cash paid				6,521,000
Deferred payment				4,354,000	€ 4,000
Additional upfront paid				5,774,000	5,300
Cash transferred upon signing				747,000	700
Additional payable				23,432,000	20,000
FAP Targeting | Maximum
Disclosure of detailed information about business combination [line items]
Contingent or deferred consideration				154,651,200	€ 132,000
FAP Targeting | Intellectual property
Disclosure of detailed information about business combination [line items]
Intangible assets				6,544,000
FAP Targeting | Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 4,362,000